Document and Entity Information - shares	3 Months Ended
	Nov. 25, 2017	Jan. 08, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Simply Good Foods Co.
Entity Central Index Key	0001702744
Current Fiscal Year End Date	--08-25
Entity Filer Category	Non-accelerated Filer
Document Type	10-Q
Document Period End Date	Nov. 25, 2017
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		70,582,573